Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Long-Term Assets [Abstract]
Schedule Schedule of other long-term assetsof other long-term financial assets
As at December 31,	2020	2019
Prepaid expenses	$452	$640
Deferred charges (Note 12)	775	1,039
Income tax recoverable	8,418	6,283
Other	277	302
Other long-term assets	$9,922	$8,264